Supplemental Natural Gas Disclosures - Changes in Standardized Measure of Discounted Future Net Cash Flow (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Net change in sales prices and production costs	$ (49,562)
Net change in future development costs	15,563
Sales of natural gas, net of production costs	(10,088)
Net change due to revisions of quantity estimates	(9,705)
Accretion of discount	(6,346)
Net change in income taxes	14,207
Other	3,818
Aggregate change for the year	$ (42,113)